                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos       New York, New York    May 12, 1999
    _______________________  _____________________ ____________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     204

Form 13F Information Table Value Total:     $2,082,645
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon

                                                   Form 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4                 COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                       TITLE                                  SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP      VALUE          PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE      SHARED  NONE
-------------------    ---------    ---------  ------------   -----------  ----  ----    -----------  ---- --------  ------  ----
Ace Ltd.               Common Stock  G0070K10     25,729,687    825,000                  Shared-Other  1             825,000
AES Corp               Common Stock  00130H10      5,587,500    150,000                  Shared-Other  1             150,000
Aetna Life             Common Stock  00811710      2,490,000     30,000                  Shared-Other  1              30,000
Airtouch Comm.         Common Stock  00949T10      9,662,500    100,000                  Shared-Other  1             100,000
Alkermes Inc.          Common Stock  01642T10        986,312     36,700                  Shared-Other  1              36,700
Allied Signal Inc.     Common Stock  01951210     19,675,000    400,000                  Shared-Other  1             400,000
Allmerica Financial    Common Stock  01975410     18,721,250    340,000                  Shared-Other  1             340,000
Aluminum Co.           Common Stock  02224910     20,593,750    500,000                  Shared-Other  1             500,000
Alyn Corp.             Common Stock  02261110      8,897,501  3,235,455                  Shared-Other  1           3,235,455
Ambase Corp.           Common Stock  02316410        356,490    153,000                  Shared-Other  1             153,000
Amer. Home Prod.       Common Stock  02660910     14,681,250    225,000                  Shared-Other  1             225,000
American Bankers Ins.  Common Stock  02445610     26,520,000    510,000                  Shared-Other  1             510,000
American Int'l         Common Stock  02687410     36,187,500    300,000                  Shared-Other  1             300,000
Ames Department
 Stores                Common Stock  03078950      8,395,300    226,900                  Shared-Other  1             226,900
Amgen                  Common Stock  03116210      7,412,625     99,000                  Shared-Other  1              99,000
AMR Corp.              Common Stock  00176510      8,784,375    150,000                  Shared-Other  1             150,000
Anadarko Petrol.       Common Stock  03251110     14,156,250    375,000                  Shared-Other  1             375,000
Andrx Corp.            Common Stock  03455110      4,550,000     50,000                  Shared-Other  1              50,000
AON Corp               Common Stock  03738910     28,462,500    450,000                  Shared-Other  1             450,000
Apache Corp.           Common Stock  03741110     10,425,000    400,000                  Shared-Other  1             400,000
Apple Computer         Common Stock  03783310      7,187,500    200,000                  Shared-Other  1             200,000
ARV Assisted Living    Common Stock  00204C10      3,038,569    771,700                  Shared-Other  1             771,700
AT&T Liberty Media
  Cl. A                Class A       00195720      7,994,250    152,000                  Shared-Other  1             152,000
Atlantic Richfield     Common Stock  04882510      7,312,500    100,000                  Shared-Other  1             100,000
Baker Hughes           Common Stock  05722410      6,078,125    250,000                  Shared-Other  1             250,000
Bally Total Fitness    Common Stock  05873K10     29,898,662  1,252,300                  Shared-Other  1           1,252,300
Banc One Corp          Common Stock  06423A10     16,518,750    300,000                  Shared-Other  1             300,000
Bausch and Lomb        Common Stock  07170710     19,500,000    300,000                  Shared-Other  1             300,000
Big Flower Press       Common Stock  08915910     18,690,562    600,500                  Shared-Other  1             600,500
Black and Decker       Common Stock  09179710      9,662,756    174,300                  Shared-Other  1             174,300
Boston Scientific      Common Stock  10113710      8,125,000    200,000                  Shared-Other  1             200,000
Brightpoint Inc        Common Stock  10947310      7,962,216  1,348,100                  Shared-Other  1           1,348,100
Brinker Int'l.         Common Stock  10964110      6,043,437    233,000                  Shared-Other  1             233,000
Bristol Myers          Common Stock  11012210      9,618,750     50,000                  Shared-Other  1              50,000
Brookstone Inc         Common Stock  11453710      1,648,200    131,200                  Shared-Other  1             131,200
Browning Ferris
  Industrie            Common Stock  11588510      4,319,000    112,000                  Shared-Other  1             112,000
Burlington Resources   Common Stock  12201410      3,993,750    100,000                  Shared-Other  1             100,000
Capital One Finan.     Common Stock  14040H10     10,268,000     68,000                  Shared-Other  1              68,000


                                4




CDnow/N2K, Inc         Common Stock  12508610      7,545,694    467,950                  Shared-Other  1             467,950
Centocor               Common Stock  15234210      1,846,875     50,000                  Shared-Other  1              50,000
Champion Int'l.        Common Stock  15852510      4,824,844    117,500                  Shared-Other  1             117,500
Chancellor Media
  Corp.                Common Stock  15891510     11,765,625    250,000                  Shared-Other  1             250,000
Check Point Software   Common Stock  M2246510        867,337     20,200                  Shared-Other  1              20,200
Clorox                 Common Stock  18905410     11,718,750    100,000                  Shared-Other  1             100,000
CNF Transportation     Common Stock  12612W10     15,200,625    402,000                  Shared-Other  1             402,000
Coca Cola Femsa ADS    Common Stock  19124110      3,024,337    185,400                  Shared-Other  1             185,400
Columbia Health        Common Stock  19767710     15,150,000    800,000                  Shared-Other  1             800,000
Comdisco Inc           Common Stock  20033610     16,087,500    900,000                  Shared-Other  1             900,000
Companhia Vale ADR     Common Stock  20441210      8,966,325    609,000                  Shared-Other  1             609,000
Concentric Network     Common Stock  20589R10      3,743,750     50,000                  Shared-Other  1              50,000
Conceptus Corp.        Common Stock  20601610        387,887    400,400                  Shared-Other  1             400,400
Continental Airlines   Common Stock  21079530      7,600,000    200,000                  Shared-Other  1             200,000
CVS Corp.              Common Stock  12665010      9,500,000    200,000                  Shared-Other  1             200,000
Dayton Hudson          Common Stock  23975310     16,656,250    250,000                  Shared-Other  1             250,000
Del Monte Foods
  Company              Common Stock  24522P10      3,165,000    240,000                  Shared-Other  1             240,000
Dell Computer          Common Stock  24702510     16,350,000    400,000                  Shared-Other  1             400,000
Diamond Offshore       Common Stock  25271C10      7,906,250    250,000                  Shared-Other  1             250,000
Digital Microwave
  Corp                 Common Stock  25385910      3,366,562    405,000                  Shared-Other  1             405,000
Dow Chemical           Common Stock  26054310      9,318,750    100,000                  Shared-Other  1             100,000
Earthgrains Co.        Common Stock  27031910      4,437,500    200,000                  Shared-Other  1             200,000
El Paso Electric       Common Stock  28367785      8,215,175  1,077,400                  Shared-Other  1           1,077,400
Elan Corp. PLC         Common Stock  28413120     20,925,000    300,000                  Shared-Other  1             300,000
Elf Acquitaine ADR     Common Stock  28626910      2,524,219     37,500                  Shared-Other  1              37,500
Enron Corp.            Common Stock  29356110     35,588,075    553,900                  Shared-Other  1             553,900
Enzon Inc              Common Stock  29390410      3,687,500    250,000                  Shared-Other  1             250,000
Ericsson ADR           Common Stock  29482140        823,912     34,600                  Shared-Other  1              34,600
Everest Reinsure       Common Stock  29980810      6,237,500    200,000                  Shared-Other  1             200,000
Excite Inc.            Common Stock  30090410     24,827,812    177,500                  Shared-Other  1             177,500
First Amer. Corp.
  of Tenn              Common Stock  31890010      7,375,000    200,000                  Shared-Other  1             200,000
Flowers Industries     Common Stock  34349610      6,156,250    250,000                  Shared-Other  1             250,000
Forest Labs            Common Stock  34583810      7,046,875    125,000                  Shared-Other  1             125,000
Fremont General        Common Stock  35728810      6,847,250    359,200                  Shared-Other  1             359,200
Galileo Tech.          Common Stock  M4729810     13,719,900    473,100                  Shared-Other  1             473,100
Gaylord Containers     Common Stock  36814510      4,136,250    551,500                  Shared-Other  1             551,500
Genentech Inc          Common Stock  36871030     34,120,625    385,000                  Shared-Other  1             385,000
Genzyme Gen. Div.      Common Stock  37291710      7,556,250    150,000                  Shared-Other  1             150,000
Getty Images Inc       Common Stock  37427610      2,751,187    131,400                  Shared-Other  1             131,400
Gillette Co.           Common Stock  37576610     23,775,000    400,000                  Shared-Other  1             400,000
Golden State Banc.     Common Stock  38119710      4,739,250    213,000                  Shared-Other  1             213,000
H&R Block              Common Stock  09367110     10,081,400    212,800                  Shared-Other  1             212,800
Halliburton Co.        Common Stock  40621610     11,550,000    300,000                  Shared-Other  1             300,000
Harrahs Entertain.     Common Stock  41361910      2,340,875    122,800                  Shared-Other  1             122,800
Hasbro                 Common Stock  41805610     20,256,250    700,000                  Shared-Other  1             700,000
HCR Manor Care Inc     Common Stock  40413410      5,703,125    250,000                  Shared-Other  1             250,000
HEICO Corp Class A     Class A       42280620      3,740,625    175,000                  Shared-Other  1             175,000


                                5




Hilton                 Common Stock  43284810     15,426,562  1,097,000                  Shared-Other  1           1,097,000
HON Apr 75 Calls       Calls         43850690        256,250      1,000                  Shared-Other  1               1,000
Hussmann Intl.         Common Stock  44811010      6,609,375    450,000                  Shared-Other  1             450,000
I 2 Tech.              Common Stock  46575410      4,791,875    180,400                  Shared-Other  1             180,400
IBM                    Common Stock  45920010      4,431,250     25,000                  Shared-Other  1              25,000
ICG Comm.              Common Stock  44924610      6,934,375    350,000                  Shared-Other  1             350,000
IMC Global Inc.        Common Stock  44966910     13,795,312    675,000                  Shared-Other  1             675,000
Impala Platinum ADR    Common Stock  45255320      7,813,065    453,600                  Shared-Other  1             453,600
Imperial Chemical      Common Stock  45270450     17,906,250    500,000                  Shared-Other  1             500,000
Infospace.Com          Common Stock  45678T10      4,428,125     50,000                  Shared-Other  1              50,000
INKT April 87.5 Calls  Calls         45727790        231,250        500                  Shared-Other  1                 500
InSiteVision           Common Stock  45766010        663,000    624,000                  Shared-Other  1             624,000
International Home
  Food                 Common Stock  45965510      6,425,000    400,000                  Shared-Other  1             400,000
International Paper    Common Stock  46014610      7,171,875    170,000                  Shared-Other  1             170,000
Interstate Bakeries    Common Stock  46072H10      6,468,750    300,000                  Shared-Other  1             300,000
Intertan Inc           Common Stock  46112010      6,543,225    671,100                  Shared-Other  1             671,100
ITT Hartford Group     Common Stock  41651510     18,691,312    329,000                  Shared-Other  1             329,000
IXC Comm.              Common Stock  45071310      6,881,250    150,000                  Shared-Other  1             150,000
J B Hunt               Common Stock  44565810      4,396,875    210,000                  Shared-Other  1             210,000
Johnson & Johnson      Common Stock  47816010     18,700,000    200,000                  Shared-Other  1             200,000
Jones Apparel Inc.     Common Stock  48007410     27,049,087    968,200                  Shared-Other  1             968,200
Jones Intercable       Common Stock  48020620      9,548,437    242,500                  Shared-Other  1             242,500
KEPCO ADR              Common Stock  50063110      6,787,812    535,000                  Shared-Other  1             535,000
Kerr-Mcgee Corp.       Common Stock  49238610      7,382,812    225,000                  Shared-Other  1             225,000
Keycorp                Common Stock  49326710      3,031,250    100,000                  Shared-Other  1             100,000
KMTC ADR               Common Stock  78440P10      9,308,447    763,770                  Shared-Other  1             763,770
Kushner-Locke Co.      Common Stock  50133740      5,248,752    400,000                  Shared-Other  1             400,000
Laser Mortgage         Common Stock  51806D10      8,847,356  1,627,100                  Shared-Other  1           1,627,100
Legato Systems Inc.    Common Stock  52465110     10,262,500    200,000                  Shared-Other  1             200,000
Lucas Varity ADR       Common Stock  54939510     10,360,000    224,000                  Shared-Other  1             224,000
Lucent Tech.           Common Stock  54946310     21,600,000    200,000                  Shared-Other  1             200,000
Luxottica Groups ADR   Common Stock  55068R20      1,931,250    150,000                  Shared-Other  1             150,000
Lyondell               Common Stock  55207810     10,268,362    750,200                  Shared-Other  1             750,200
Marathon Oil           Common Stock  90290582      5,500,000    200,000                  Shared-Other  1             200,000
Marine Drilling Comp.  Common Stock  56824020     11,463,100  1,042,100                  Shared-Other  1           1,042,100
Marsh & Mclennan
  Comp.                Common Stock  57174810      7,425,000    100,000                  Shared-Other  1             100,000
Medtronic              Common Stock  58505510     12,578,125    175,000                  Shared-Other  1             175,000
Meritor Savings Bank   Common Stock  59000710      2,402,344    937,500                  Shared-Other  1             937,500
Metris Companies       Common Stock  59159810     11,750,100    295,600                  Shared-Other  1             295,600
Mobil                  Common Stock  60705910     30,800,000    350,000                  Shared-Other  1             350,000
Motorola               Common Stock  62007610     14,650,000    200,000                  Shared-Other  1             200,000
Nac Re Corp            Common Stock  62890710      4,080,250     76,000                  Shared-Other  1              76,000
Newell Rubbermaid Inc  Common Stock  65122910     27,253,030    573,748                  Shared-Other  1             573,748
Nine West              Common Stock  65440D10      6,739,687    273,000                  Shared-Other  1             273,000
Noble Drilling         Common Stock  65504210      8,687,500    500,000                  Shared-Other  1             500,000
Northwest Airlines     Common Stock  66728010      5,272,500    190,000                  Shared-Other  1             190,000
Ocean Energy Inc.      Common Stock  67481E10      4,087,500    600,000                  Shared-Other  1             600,000
Office Depot           Common Stock  67622010     14,975,000    400,000                  Shared-Other  1             400,000
Pairgain Tech.         Common Stock  69593410      6,055,656    625,100                  Shared-Other  1             625,100


                                6




Parametric Tech.       Common Stock  69917310     20,520,250  1,039,000                  Shared-Other  1           1,039,000
Park Place Ent.        Common Stock  70069010     15,125,000  2,000,000                  Shared-Other  1           2,000,000
P-Com Inc.             Common Stock  69326210      3,781,250    500,000                  Shared-Other  1             500,000
Pepsi Inc.             Common Stock  71344810     29,390,625    750,000                  Shared-Other  1             750,000
Pharmacia & Upjohn     Common Stock  71694110     10,915,625    175,000                  Shared-Other  1             175,000
PHSYB Apr 75 Puts      Puts          69511295        712,500      1,000                  Shared-Other  1               1,000
Platinum Tech          Common Stock  72764T10      9,997,750    394,000                  Shared-Other  1             394,000
Pohang Iron&Steel ADR  Common Stock  73045010        656,012     36,700                  Shared-Other  1              36,700
Premier Parks          Common Stock  74054020     13,883,075    372,700                  Shared-Other  1             372,700
Prison Realty Trust    Common Stock  74264N10      3,386,345    194,199                  Shared-Other  1             194,199
Provident Co.          Common Stock  74386210      8,685,556    251,300                  Shared-Other  1             251,300
Psinet                 Common Stock  74437C10      8,500,000    200,000                  Shared-Other  1             200,000
PXRE Corp.             Common Stock  69367410      1,800,000    100,000                  Shared-Other  1             100,000
QLT Photothera. ADR    Common Stock  74692710      8,906,494    218,900                  Shared-Other  1             218,900
Qualcomm               Common Stock  74752510     26,962,250    217,000                  Shared-Other  1             217,000
Raytheon Co Class B    Class B       75511140      9,086,875    155,000                  Shared-Other  1             155,000
Reliastar Financial    Common Stock  75952U10      8,525,000    200,000                  Shared-Other  1             200,000
Reynolds Metals        Common Stock  76176310     14,493,750    300,000                  Shared-Other  1             300,000
RJR Nabisco            Common Stock  74960K87     18,750,000    750,000                  Shared-Other  1             750,000
Rohm And Haas Co.      Common Stock  77537110     16,781,250    500,000                  Shared-Other  1             500,000
RoweCom Inc            Common Stock  77957X10        914,812     21,000                  Shared-Other  1              21,000
Safety Kleen           Common Stock  78648R20      1,676,125    126,500                  Shared-Other  1             126,500
Schlumberger           Common Stock  80685710     24,075,000    400,000                  Shared-Other  1             400,000
Scientific Atlanta     Common Stock  80865510     10,900,000    400,000                  Shared-Other  1             400,000
Sea Containers         Common Stock  81137170      5,769,225    199,800                  Shared-Other  1             199,800
Sears                  Common Stock  81238710     19,977,394    442,100                  Shared-Other  1             442,100
Security Dynamic       Common Stock  81420810      3,543,396    190,890                  Shared-Other  1             190,890
SFX Entertainment      Common Stock  78417810     16,063,150    248,800                  Shared-Other  1             248,800
Smurfit Stone          Common Stock  83272710     17,325,000    900,000                  Shared-Other  1             900,000
Southwest Airlines     Common Stock  84474110      8,318,750    275,000                  Shared-Other  1             275,000
Stillwater Mining      Common Stock  86074Q10     17,091,000    648,000                  Shared-Other  1             648,000
Stolt Comex Seaway     Common Stock  L8873E10      3,213,984    326,500                  Shared-Other  1             326,500
Stride Rite            Common Stock  86331410      6,370,000    520,000                  Shared-Other  1             520,000
Suncor Energy          Common Stock  86722910      5,391,408    160,000                  Shared-Other  1             160,000
Sybase                 Common Stock  87113010      3,079,750    388,000                  Shared-Other  1             388,000
Symbol Technologies    Common Stock  87150810     13,500,000    300,000                  Shared-Other  1             300,000
Talisman Energy        Common Stock  87425E10      2,781,173    127,900                  Shared-Other  1             127,900
Tandy                  Common Stock  87538210     22,589,625    354,000                  Shared-Other  1             354,000
Tektronix Inc          Common Stock  87913110     11,362,500    450,000                  Shared-Other  1             450,000
Tele Nordeste
  Celular Par          Common Stock  87924W10      3,878,954    174,335                  Shared-Other  1             174,335
Tele Norte Leste
  Celular              Common Stock  87924610      6,150,000    400,000                  Shared-Other  1             400,000
Tele Sudeste Celular
  Part                 Common Stock  87925210      3,734,464    184,418                  Shared-Other  1             184,418
Telecom Brasilerias    Common Stock  87928730     26,203,125    325,000                  Shared-Other  1             325,000
Telephone & Data
  Systems              Common Stock  87943310      5,650,000    100,000                  Shared-Other  1             100,000
Temple Inland Inc.     Common Stock  87986810      6,889,950    109,800                  Shared-Other  1             109,800
Tenneco                Common Stock  88037E10     10,470,975    374,800                  Shared-Other  1             374,800



                                7




The Pepsi Bottling
  Group                Common Stock  71340910     21,687,500  1,000,000                  Shared-Other  1           1,000,000
TJX Co.                Common Stock  87254010      6,708,200    197,300                  Shared-Other  1             197,300
Topps Company Inc.     Common Stock  89078610      3,406,875    790,000                  Shared-Other  1             790,000
Total Renal Care       Common Stock  89151A10     17,600,000  1,600,000                  Shared-Other  1           1,600,000
Transamerica Corp.     Common Stock  89348510      7,810,000    110,000                  Shared-Other  1             110,000
Travelers Aetna        Common Stock  89393910     11,096,800    310,400                  Shared-Other  1             310,400
Tubos de Acero ADR     Common Stock  89859250      2,250,000    250,000                  Shared-Other  1             250,000
TV Azteca ADR          Common Stock  90114510      2,343,750    375,000                  Shared-Other  1             375,000
Union Carbide          Common Stock  90558110     25,015,800    553,600                  Shared-Other  1             553,600
United Tech.           Common Stock  91301710      6,771,875     50,000                  Shared-Other  1              50,000
US Air                 Common Stock  91190510      6,760,531    138,500                  Shared-Other  1             138,500
Vantive Corp.          Common Stock  92209110      6,111,000    504,000                  Shared-Other  1             504,000
Verio Inc              Common Stock  92343310      4,600,000    100,000                  Shared-Other  1             100,000
Visible Genetics Inc.  Common Stock  92829S10      4,360,025    254,600                  Shared-Other  1             254,600
Warner Lambert         Common Stock  93448810     13,250,000    200,000                  Shared-Other  1             200,000
Waste Management Inc   Common Stock  94106L10      6,656,250    150,000                  Shared-Other  1             150,000
Watson Pharmaceuticals Common Stock  94268310     11,031,250    250,000                  Shared-Other  1             250,000
Weatherford Intl.      Common Stock  94707410     10,476,125    401,000                  Shared-Other  1             401,000
Western Wireless       Common Stock  95988E20      7,225,000    200,000                  Shared-Other  1             200,000
Willamette Industries  Common Stock  96913310     10,498,275    278,100                  Shared-Other  1             278,100
Witco Corp.            Common Stock  97738510      9,156,912    725,300                  Shared-Other  1             725,300
XL Capital Ltd.        Common Stock  G9825510     10,327,500    170,000                  Shared-Other  1             170,000
Yahoo Inc.             Common Stock  98433210     16,786,987     99,700                  Shared-Other  1              99,700
YPF S.A. ADS           Common Stock  98424510      4,734,375    150,000                  Shared-Other  1             150,000

Grand Total                                    2,082,645,213

























48400002.AN9